Revenues (Schedule of Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Deferred revenues	$ 65,816	$ 68,307